PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 10) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 28, 2013	Dec. 28, 2013	Dec. 31, 2011 Other expense, net	Dec. 28, 2013 OCP and DES businesses (Loss) from discontinued operations, net of tax	Dec. 28, 2013 U.S.	Dec. 29, 2012 U.S.	Dec. 28, 2013 U.S. Continuing operations	Dec. 29, 2012 U.S. Continuing operations	Dec. 31, 2011 U.S. Continuing operations	Dec. 28, 2013 Int'l	Dec. 29, 2012 Int'l	Dec. 28, 2013 Int'l Continuing operations	Dec. 29, 2012 Int'l Continuing operations	Dec. 31, 2011 Int'l Continuing operations	Dec. 28, 2013 U.S. Postretirement Health Benefits	Dec. 29, 2012 U.S. Postretirement Health Benefits	Dec. 28, 2013 U.S. Postretirement Health Benefits OCP and DES businesses	Dec. 28, 2013 U.S. Postretirement Health Benefits Continuing operations	Dec. 29, 2012 U.S. Postretirement Health Benefits Continuing operations	Dec. 31, 2011 U.S. Postretirement Health Benefits Continuing operations	Dec. 28, 2013 Pension plan OCP and DES businesses
Components of net periodic benefit cost:
Service cost					$ 0.4	$ 0.3	$ 0.4	$ 0.3	$ 0.3	$ 13.0	$ 9.0	$ 13.0	$ 9.1	$ 10.5						$ 1.3
Interest cost					39.7	40.3	39.7	40.3	40.2	23.3	24.5	23.3	24.5	26.3	0.3	0.4		0.3	0.5	1.7
Expected return on plan assets							(48.1)	(45.9)	(45.7)			(22.6)	(22.1)	(24.9)
Recognized actuarial loss							17.7	14.3	8.5			6.3	3.1	4.0				2.5	2.7	1.9
Amortization of net actuarial loss and prior service cost (credit)							0.3	0.4	0.4			0.5	0.4	0.4				(4.1)	(4.8)	(2.5)
Amortization of transition asset												(0.1)	(0.5)	(0.5)
Recognized gain on curtailment	(1.6)	(1.6)	(0.2)									(1.5)		(0.2)			(13.1)
Recognized loss (gain) on settlement								0.6				0.5		(0.1)
Net periodic benefit cost (credit)							10.0	10.0	3.7			19.4	14.5	15.5				(1.3)	(1.6)	2.4
Amount of curtailment and settlement losses				$ 2.7																	$ (10.4)